Document and Entity Information	Nov. 03, 2021	Aug. 09, 2021
Document and Entity Information
Document Type	8-K
Document Period End Date	Nov. 03, 2021
Entity Registrant Name	CF Industries Holdings, Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number	001-32597
Entity Tax Identification Number	20-2697511
Entity Address, Address Line One	4 Parkway North, Suite 400
Entity Address, City or Town	Deerfield,
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60015
City Area Code	847
Local Phone Number	405-2400
Entity Shell Company	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	common stock, par value $0.01 per share
Trading Symbol	CF
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001324404
Amendment Flag	false